Income Taxes - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal
Deferred	$ (1,604,745)
State and Local
Deferred	(741,028)
Change in valuation allowance	$ 2,345,773	$ 0